Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 23, 2020 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Operating Segments		1
Restricted Cash and Cash Equivalents, Total		$ 1,000,000	$ 1,000,000
Unrealized Gain (Loss) on Securities		0	0
Amortization of Intangible Assets, Total		159,000	173,000	$ 133,000
Derivative, Gain (Loss) on Derivative, Net, Total		341,000
Subsequent Event [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 0.14
Dividends Payable, Date to be Paid	Mar. 16, 2020
Dividends Payable, Date of Record	Feb. 28, 2020
Estimate of Fair Value Measurement [Member]
Fair Value Hedge Assets		492,000
Core Deposits [Member]
Amortization of Intangible Assets, Total		159,000	$ 173,000	$ 124,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		151,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two		143,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three		140,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four		139,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 121,000
Findlay [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		7 years
Ohio State Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Benchmark Bancorp, Inc. [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		20 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		40 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life		10 years